CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 2,223	$ 845
Short-term loan		55,193
Accounts payable	1,215	1,487
Accrued expenses and other current liabilities	12,305	9,313
Deferred revenue-current	7,473	7,745
Dividend payable	76,999	33,172
Income tax payable	3,476	1,902
Deferred tax liabilities-current	4,812
Deferred revenue-non-current	255	401
Government subsidies	3,867	1,803
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	59,100,754	58,981,890
Ordinary shares, shares outstanding	59,100,754	58,981,890
Variable Interest Entity Primary Beneficiary
Short-term loan
Accounts payable	1,111	1,222
Accrued expenses and other current liabilities	4,795	3,754
Deferred revenue-current	5,332	6,005
Dividend payable
Income tax payable	89	353
Deferred tax liabilities-current
Deferred revenue-non-current	255	401
Government subsidies	$ 1,477